Note 18 - Commitments, Contingencies and Litigations	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]
18
) Commitments, contingencies and litigations

Commitments

Except the recognition of operating lease agreements existing as of
December
31,
2018
as lease liabilities as of
January
1,
2019
following the application of IFRS
16,
the Company has identified the following changes in off-balance sheet commitments since
December
31,
2018:

•	non-cancellable purchase commitments as of June 31, 2019 for a total of €150 thousand with various CMO

Consumable purchases

•	As part of a supply of scientific equipment, the Company was committed towards a supplier to minimum annual purchases of consumables. As of
December
31,
2019,
the overall commitment was amounting to
€93
thousand for the period from
January
to
June 2020.

Licensing and collaboration agreements

Commitments related the Company’s licensing and collaboration agreements are disclosed in Note
1.1.

Contingencies and litigations

The Company is exposed to contingent liabilities relating to legal actions before the labor court or intellectual property issues happening in the ordinary course of its activities. Each pre-litigation, known litigation or procedure in ordinary course the Company is involved in was analyzed at the closing date after consultation of advisors. There is no
acknowledged litigation as of
December
31,
2019.

In
November 2019,
Impletio Wirkstoffabfüllung GmbH (formerly known as Rentschler Fill Solutions GmbH), the subcontractor in charge of the fill-and-finish manufacturing operations of lacutamab unilaterally decided to withdraw the certificates of conformance of all clinical batches produced at their facilities, including the lacutamab batch used for the TELLOMAK Phase II clinical trial assessing lacutamab in multiple indications. Impletio Wirkstoffabfüllung GmbH decided to withdraw the certificates of conformance even though the compliance of its manufacturing site with Good Manufacturing Practices has been confirmed by two
on-site inspections performed by a local regulator before and after we began to work with them.

Impletio Wirkstoffabfüllung GmbH has filed for bankruptcy, bankruptcy proceedings are currently underway in Austria.

Provisions

Provisions amounted to
€1,012
thousand,
€690
 thousand and
€256
 thousand as of
December
31,
2017,
2018
and
2019,
respectively. They consisted solely of the employer contribution in respect of the grants of employee equity instruments. In accordance with IFRS
2,
when a Company decides to provide its employees with shares bought back on the market, a provision has to be recognized upon the decision to allocate free shares that are spread over the vesting period when the plan conditions actions for employees when they join the Company at the end of the plan.